SCHEDULE OF SIGNIFICANT RELATED PARTIES, NET (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total revenue	$ 7,268,992		$ 5,007,631
Transportation, warehouse and other services provided by the related parties	1,080,300		283,693
Loans to a related party	54,957	79,315	107,112	191,977
Related party transaction	255,613		2,283
Related party transaction		718,973		615,148
Logistic Service - Related Parties [Member]
Related Party Transaction [Line Items]
Total revenue	2,846,119		2,148,163
Logistic Service - Related Parties [Member] | KLN Group [Member]
Related Party Transaction [Line Items]
Total revenue	2,841,789		2,142,662
Logistic Service - Related Parties [Member] | Other Company [Member]
Related Party Transaction [Line Items]
Total revenue	4,330		5,501
Logistic Technology Solution Service Related Parties [Member]
Related Party Transaction [Line Items]
Total revenue	154,738		85,459
KLN Group [Member]
Related Party Transaction [Line Items]
Transportation, warehouse and other services provided by the related parties	609,153		283,693
Loans from related parties	153,368
Loans to Related Party Kashow Limited [Member]
Related Party Transaction [Line Items]
Loans to a related party	54,957	79,315	107,112	191,977
Repayment Of Loans From Related Party Kashow Limited [Member]
Related Party Transaction [Line Items]
Related party transaction			2,283
Smart Minds Holdings Limited [Member]
Related Party Transaction [Line Items]
Related party transaction				$ 615,148
Rich Sky Logistics Ltd [Member]
Related Party Transaction [Line Items]
Transportation, warehouse and other services provided by the related parties	471,147
Collection of Loans From a Related Party Kashow Limited [Member]
Related Party Transaction [Line Items]
Collection of loans from a related party	89,465	26
Choy Yuk Fu [Member]
Related Party Transaction [Line Items]
Loans from related parties	102,245
Loans From Related Parties [Member]
Related Party Transaction [Line Items]
Loans from related parties	$ 255,613